Common Shares (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	1 Months Ended
	Dec. 17, 2013	Sep. 24, 2013	Nov. 30, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2014	Jan. 31, 2014	Dec. 31, 2013	Jul. 16, 2013	Mar. 21, 2013	Jul. 31, 2013
Common Stock, shares issued	31,300,000	33,400,000	32,590,411		140,299,695	140,299,695		133,403,931	31,250,000	1,500
Common Shares Par Value					$ 0.01	$ 0.01		$ 0.01	$ 0.01
Proceeds from Issuance of Common Stock		$ 290,490			$ 1,403	$ 1,403		$ 1,334	$ 242,800
Receivable from shareholders		289,956
Proceeds from issuance of common stock	284,018	288,822	291,000	243,123	42,345
Foreign Currency Exchange Rate Loss		1,134
Paid-in capital					1,169,540	1,169,540		1,109,185
Scorpio Services Holding Limited
Common Stock, shares issued					52,394	52,394					1,250,000
Proceeds from Issuance of Common Stock											10,000
Proceeds from issuance of common stock						500
Underwriter [Member]
Common Stock, shares issued							4,695,000
Offering price per share							$ 9.75
Proceeds from issuance of common stock							$ 42,360